Summary of significant accounting policies	12 Months Ended
Mar. 31, 2016
Summary of significant accounting policies
Summary of significant accounting policies

2.     Summary of significant accounting policies

(a)   Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Translations of balances in the consolidated balance sheet, consolidated income statement, consolidated statement of comprehensive income and statement of cash flows from Renminbi ("RMB") into the United States Dollar ("US$") as of and for the year ended March 31, 2016 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.4480, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on March 31, 2016. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2016, or at any other rate.

(b)   Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

(c)   Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, including the wholly-foreign owned enterprises ("WFOEs"), and VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The results of subsidiaries and VIEs acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A VIE entity is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

To comply with the PRC legal restrictions on foreign ownership of companies that operate Internet content and other restricted businesses, the Company operates its websites and engages in such restricted services in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members or founders of the Company. The registered capital of these PRC domestic companies was funded by the Company through loans extended to certain management members or founders of the Company. The Company has entered into certain exclusive technical services agreements with these PRC domestic companies, which entitle it to receive a majority of their residual returns and make it obligatory for the Company to absorb a majority of the risk of losses from their activities. In addition, the Company has entered into certain agreements with those management members or founders, including loan agreements that require them to contribute registered capital to those PRC domestic companies, exclusive call option agreements to acquire the equity interests in these companies when permitted by the PRC laws, rules and regulations, equity pledge agreements of the equity interests held by those management members or founders, and proxy agreements that irrevocably authorize individuals designated by the Company to exercise the equity owner's rights over these PRC domestic companies.

Details of the typical VIE structure of the Company's significant VIEs, primarily domestic companies associated with the operations of Taobao Marketplace, Tmall, Juhuasuan, 1688.com, AliExpress, Alibaba.com and Alibaba Cloud Computing, are set forth below:

(i)	Contracts that give the Company effective control of VIEs
Loan agreements

Pursuant to the relevant loan agreements, the respective WFOEs have granted interest-free loans to the relevant VIEs equity holders, which may only be used for the purpose of capital contributions to the relevant VIEs or as may be otherwise agreed by the WFOEs. The WFOEs may require acceleration of repayment at their absolute discretion. When the VIEs equity holders make early repayment of the outstanding amount, the WFOEs or a third party designated by the WFOEs may purchase the equity interests in the VIEs at a price equal to the outstanding amount of the loan, subject to any applicable PRC laws, rules and regulations. The VIEs equity holders undertake not to enter into any prohibited transactions in relation to the VIEs, including the transfer of any business, material assets, intellectual property rights or equity interests in the VIEs to any third party.

Exclusive call option agreements

The VIEs equity holders have granted the WFOEs exclusive call options to purchase their equity interest in the VIEs at an exercise price equal to the higher of (i) the registered capital in the VIEs; and (ii) the minimum price as permitted by applicable PRC laws. Each relevant VIE has further granted the relevant WFOE an exclusive call option to purchase its assets at an exercise price equal to the book value of the assets or the minimum price as permitted by applicable PRC laws, whichever is higher. The WFOEs may nominate another entity or individual to purchase the equity interest or assets, if applicable, under the call options. Each call option is exercisable subject to the condition that applicable PRC laws, rules and regulations do not prohibit completion of the transfer of the equity interest or assets pursuant to the call option. Each WFOE is entitled to all dividends and other distributions declared by the VIE, and the VIE equity holders have agreed to give up their rights to receive any distributions or proceeds from the disposal of their equity interests in the VIE which are in excess of the original registered capital that they contributed to the VIE, and to pay any such distributions or premium to the WFOE. The exclusive call option agreements remain in effect until the equity interest or assets that are the subject of such agreements are transferred to the WFOEs.

Proxy agreements

Pursuant to the relevant proxy agreements, each of the VIEs equity holders irrevocably authorizes any person designated by the WFOEs to exercise his rights as an equity holder of the VIEs, including the right to attend and vote at equity holders' meetings and appoint directors.

Equity pledge agreements

Pursuant to the relevant equity pledge agreements, the relevant VIEs equity holders have pledged all of their interests in the equity of the VIEs as a continuing first priority security interest in favor of the corresponding WFOEs to secure the outstanding amounts advanced under the relevant loan agreements described above and to secure the performance of obligations by the VIEs and/or the equity holders under the other structure contracts. Each WFOE is entitled to exercise its right to dispose of the VIEs equity holders' pledged interests in the equity of the VIE and has priority in receiving payment by the application of proceeds from the auction or sale of such pledged interests, in the event of any breach or default under the loan agreement or other structure contracts, if applicable. These equity pledge agreements remain in force for the duration of the relevant loan agreement and other structure contracts. These equity pledges have been registered with the relevant office of the Administrations for Industry and Commerce in the PRC.

(ii)	Contracts that enable the Company to receive substantially all of the economic benefits from the VIEs
Exclusive technical services agreements

Each relevant VIE has entered into an exclusive technical services agreement with the respective WFOE, pursuant to which the relevant WFOE provides exclusive technical services to the VIE. In exchange, the VIE pays a service fee to the WFOE which typically amount to what would be substantially all of the VIE's pre-tax profit, resulting in a transfer of substantially all of the profits from the VIE to the WFOE.

Other arrangements

The exclusive call option agreements described above also enable the Company to receive substantially all of the economic benefits from the VIEs by typically entitling the WFOEs to all dividends and other distributions declared by the VIEs and to any distributions or proceeds from the disposal by the VIEs equity holders of their equity interests in the VIEs that are in excess of the original registered capital that they contributed to the VIEs.

Based on these contractual agreements, the Company believes that the PRC domestic companies as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest and the Company is the primary beneficiary of these PRC domestic companies. Accordingly, the Company believes that these VIEs should be consolidated based on the structure as described above.

The following financial information of the VIEs in the PRC was recorded in the accompanying consolidated financial statements:

	As of March 31,
	2015	2016
	(in millions of RMB)
Cash and cash equivalents and short-term investments	2,272	3,978
Amounts due from Ant Financial Services	2,741	247
Investment in equity investees and securities	4,018	11,605
Property and equipment and intangible assets	1,353	1,218
Others	3,427	2,698
Total assets	13,811	19,746
Amounts due to WFOEs and other non-VIEs group companies	7,741	12,372
Others	3,679	4,649
Total liabilities	11,420	17,021

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Revenue (i)	6,170	10,457	8,558
Net (loss) income (i)	(587)	659	35
Net cash (used in) provided by operating activities	(2,642)	(7,343)	1,224
Net cash used in investing activities	(1,337)	(5,502)	(7,160)
Net cash provided by financing activities	4,157	13,018	6,494

(i)

Revenue and net (loss) income earned and incurred by the VIEs are primarily from the businesses of providing display marketing on the Company's retail marketplaces, cloud computing services as well as mobile media and entertainment services and others.

The VIEs did not have any material related party transactions except for those transacted with WFOEs which were eliminated in these consolidated financial statements and the related party transactions disclosed in Note 23 or elsewhere in these consolidated financial statements.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves. As all consolidated VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by its VIEs, the Company has provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs, as well as the Company's own business objectives in the future.

Unrecognized revenue-producing assets held by the VIEs include certain Internet content provision and other licenses, domain names and trademarks. The Internet content provision and other licenses are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company's operations. The Internet content provision licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

(d)  Business combinations and noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification ("ASC") 805 "Business Combinations." The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company's majority-owned subsidiaries and VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated income statements includes the net income (loss) attributable to noncontrolling interests and mezzanine equity holders when applicable. Net income (loss) attributable to mezzanine equity holders is included in net income (loss) attributable to noncontrolling interests on the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders' equity. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries' shares, are also recorded as noncontrolling interests in the Company's consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

(e)   Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, which is a strategic committee comprised of members of the Company's management team. In the respective periods presented, the Company had one single operating and reportable segment, namely the provision of online and mobile commerce and related services. Although the online and mobile commerce and related services consist of different business units of the Company, information provided to the chief operating decision-maker is at the revenue level and the Company does not allocate operating costs or assets across business units, as the chief operating decision-maker does not use such information to allocate resources or evaluate the performance of the business units. Details of the Company's revenue are set out in Note 5. As the Company's long-lived assets are substantially all located in the PRC and substantially all of the Company's revenue is derived from within the PRC, no geographical information is presented.

(f)   Foreign currency translation

The functional currency of the Company is US$ and reporting currency of the Company is RMB. The Company's subsidiaries and VIEs with operations in the PRC, Hong Kong, United States and other jurisdictions use their respective currencies as their functional currencies. The financial statements of the Company's subsidiaries and VIEs, other than the subsidiaries and VIEs with the functional currency of RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders' equity.

In the financial statements of the Company's subsidiaries and VIEs, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the determination of net income or loss during the year in which they occur.

(g)   Revenue recognition

Revenue principally represents online marketing services revenue, commissions on transactions, membership and storefront fees and cloud computing services revenue. Revenue comprises the fair value of the consideration received or receivable for the provision of services in the ordinary course of the Company's activities and is recorded net of value-added tax ("VAT"). Consistent with the criteria of ASC 605 "Revenue Recognition" ("ASC 605"), the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been provided, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Revenue arrangements with multiple deliverables are divided into separate units of accounting. The arrangement consideration is allocated at the inception of the arrangement to each element based on their relative fair values for revenue recognition purposes. The consideration is allocated to each element using vendor-specific objective evidence or third-party evidence of the standalone selling price for each deliverable, or if neither type of evidence is available, using management's best estimate of selling price. Revenue arrangements with multiple deliverables primarily relate to the sale of membership packages and online marketing services on the international wholesale marketplace, which are not material to the Company's total revenue.

In accordance with ASC 605, the Company evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Company is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices and selecting suppliers, or has several but not all of these indicators, revenue is recorded on a gross basis. When the Company is not the primary obligor, does not bear the inventory risk and does not have the ability to establish the price, revenue is recorded on a net basis.

When services are exchanged or swapped for other services, the exchange is regarded as a revenue-generating transaction. The amount of revenue recognized for barter transactions was insignificant for each of the periods presented.

Revenue recognition policies for each type of service are analyzed as follows:

Online marketing services revenue

The Company receives service fees from merchants on the retail and wholesale marketplaces for pay for performance ("P4P") marketing services, display marketing, placement services and Taobaoke program on the Company's marketplaces and certain third party marketing affiliates' websites.

P4P marketing services allow merchants to bid for keywords that match product or service listings appearing in search or browser results on the Company's marketplaces. Merchants prepay for P4P marketing services and the related revenue is recognized when a user clicks their product or service listings. The positioning of such listings and the price for such positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism.

Display marketing allows merchants to place advertisements in particular areas of a web page, at fixed prices or prices established by a real-time bidding system, in particular formats and over particular periods of time. In general, merchants need to prepay for display marketing and revenue is recognized ratably over the period in which the advertisement is displayed or when an advertisement appears on pages clicked or viewed by users.

In delivery of these online marketing services, the Company, through the third-party marketing affiliate program, also places the P4P marketing services content of the participating merchants on third-party websites in the forms of picture or text links through contextual relevance technology to match merchants' marketing content to the textual content of the third-party website and the users' attributes based on the Company's systems and algorithms. When such links on third-party websites are clicked, users are diverted to a landing page of the Company's marketplaces where listings of the participating merchant as well as similar products or services of other merchants are presented. These other merchants may include those also participating in the online marketing services through the third-party marketing affiliate program or those only purchasing online marketing services on the Company's own marketplaces, as well as, in some cases, those who do not purchase online marketing services at all. Revenue is only recognized when such users further click on the P4P marketing content on such landing pages. In limited cases, the Company may embed a search box for one of its marketplaces on such third-party websites, and when a keyword is input into the search box, the user will be diverted to the Company's website where search results are presented and revenue can be generated through a similar mechanism. For third-party marketing affiliates with whom the Company has an arrangement to share such revenue, traffic acquisition cost is also recognized at the same time if the P4P marketing content on the landing page clicked by the users is from merchants participating in the third-party marketing affiliate program. The Company places display marketing content on third-party websites in a similar manner. A substantial portion of online marketing services revenue generated through the third-party marketing affiliate program represented P4P marketing services revenue for each of the years presented. P4P marketing service revenue as well as display marketing revenue generated on the Company's marketplaces or through the third-party marketing affiliate program are recorded on a gross basis principally because the Company is the primary obligor to the merchants in the arrangements.

The Company receives placement services fees from merchants on promotional slots for a specified period on the Company's Juhuasuan marketplace and recognizes those fees as revenue when the underlying promotional services are provided.

In addition, the Company offers the Taobaoke program which generates commissions from merchants for transactions completed and settled by consumers sourced from certain third party marketing affiliates' websites. The Company's portion of commission revenue generated through third party marketing affiliates' websites is recognized at the time when the underlying transaction is completed and is recorded on a net basis principally because the Company is not the primary obligor as it does not have latitude in establishing prices or does not have inventory risk. In certain occasions where the Company is obligated to pay for website inventory costs in fixed amounts to third-party marketing affiliates regardless of whether commission revenue is generated from these marketing affiliates, such commission revenue is recorded on a gross basis.

Commissions on transactions

The Company earns commissions from merchants when transactions are completed and settled on certain retail marketplaces of the Company. Such commissions are generally determined as a percentage based on the value of merchandise being sold by the merchants. Revenue related to commissions is recognized in the consolidated income statements at the time when the underlying transaction is completed.

Membership and storefront fees

The Company earns membership revenue from wholesale sellers in respect of the sale of membership packages and subscriptions which allow them to host premium storefronts on the Company's wholesale marketplaces. The Company also earns revenue from merchants who subscribe to Wangpu, the Company's storefront software that includes a suite of tools that assist merchants in upgrading, decorating and managing their storefronts on retail marketplaces. These service fees are paid in advance for a specific contracted service period. All these fees are initially deferred when received and revenue is recognized ratably over the term of the respective service contracts as the services are provided.

Cloud computing

The Company earns revenue from cloud computing from the provision of services such as elastic computing, database services and storage and large scale computing services, as well as web hosting and domain name registration. Revenue is recognized at the time when the services are provided or ratably over the term of the service contracts as appropriate.

Interest and other income

Interest income on micro loans (Note 2(r)) is recognized as other revenue using the effective interest rate method which is reviewed and adjusted periodically based on changes in estimated cash flows. The Company disposed of certain equity interests and assets primarily relating to the micro loan business and related services and ceased to generate interest income on micro loans upon the completion of the restructuring of Payment Services during the year ended March 31, 2015 (Note 4(b)). Other interest income is recognized on a time-proportion basis using the effective interest method, and is classified as "interest and investment income" in the consolidated income statements. Other than the above, receipts of fees in respect of all other incidental services provided by the Company, including mobile value-added services, are recognized when services are delivered and the amounts relating to such incidental services are not material to the Company's total revenue.

(h)  Cost of revenue

Cost of revenue consists primarily of staff costs and share-based compensation expense, payment processing fees, expenses associated with the operation of the Company's websites, such as bandwidth and co-location fees, depreciation and maintenance costs for computers, servers, call centers and other equipment, traffic acquisition costs, logistics costs and other related incidental expenses that are directly attributable to the Company's principal operations.

(i)   Product development expenses

Product development expenses consist primarily of staff costs and share-based compensation expense and other related incidental expenses that are directly attributable to the development, maintenance and enhancement of the infrastructure, applications, operating systems, software, database and network for the Company's marketplaces, mobile products as well as transaction and service platforms. In addition, royalty fees accrued and paid to Yahoo up to the closing of the Company's initial public offering in September 2014 are recorded as part of product development expenses (Note 23).

The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and website content. Costs incurred in the development phase are capitalized and amortized over the estimated product life. However, since the inception of the Company, the amount of costs qualifying for capitalization has been insignificant and as a result, all website and software development costs have been expensed as incurred.

(j)   Sales and marketing expenses

Sales and marketing expenses consist primarily of online and offline advertising expenses, promotion expenses, sales commissions, staff costs and share-based compensation expense and other related incidental expenses that are incurred directly to attract or retain consumers and merchants for the Company's marketplaces.

The Company expenses the costs of producing advertisements at the time production occurs, and expenses the costs of delivering advertisements in the period in which the advertising space or airtime is used. Advertising and promotional expenses totaled RMB2,022 million, RMB4,090 million and RMB5,524 million during the years ended March 31, 2014, 2015 and 2016, respectively.

(k)   Share-based compensation

Share-based awards granted to the Company's employees are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of share options is determined using the Black-Scholes valuation model and the fair value of restricted shares and restricted share units ("RSUs") is determined with reference to the fair value of the underlying shares. Share-based awards granted to non-employees are initially measured at fair value on the grant date and re-measured at each reporting date through the vesting date. Such value is recognized as expense over the respective service period, net of estimated forfeitures. Share-based compensation expense, when recognized, is charged to the consolidated income statements with the corresponding entry to additional paid-in capital or noncontrolling interests as disclosed in Note 2(d).

At each date of measurement, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including but not limited to the fair value of the underlying shares, expected life, expected volatility and expected forfeiture rates. As the Company was a private company prior to its initial public offering (Note 4(a)), the sources utilized to determine those attributes at the date of measurement were subjective in nature and required the Company to use judgment in applying such information to the share valuation models. The Company was required to consider many factors and made certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards changes significantly, share-based compensation expense may differ materially in the future from that recorded in the current reporting period.

(l)   Other employee benefits

The Company's subsidiaries and VIEs in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company's subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company's subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. During the years ended March 31, 2014, 2015 and 2016, contributions to such plan amounting to RMB974 million, RMB1,601 million and RMB2,094 million, respectively, were charged to the consolidated income statements.

The Company also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC. Amounts contributed during the years ended March 31, 2014, 2015 and 2016 were insignificant.

(m) Income taxes

The Company accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

Deferred taxes are also recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free liquidation.

The Company adopts ASC 740-10-25 "Income Taxes" which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended March 31, 2014, 2015 and 2016.

(n)  Government grants

For government grants that are non-operating in nature and with no further conditions to be met, the amounts are recognized as income in other income, net upon receipt. For government grants that contain certain operating conditions, the amounts are recorded as liabilities upon receipt, and are recognized in the consolidated income statements as a reduction of the related costs for which the grants are intended to compensate when the conditions are met.

(o)   Leases

Leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are recognized in the consolidated income statements on a straight-line basis over the lease terms. The Company had no capital leases for the years ended March 31, 2014, 2015 and 2016.

(p)  Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less, when purchased, to be cash equivalents. Cash and cash equivalents of the Company primarily represent bank deposits, fixed deposits with maturities less than three months and investments in money market funds. As of March 31, 2015 and 2016, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB1,443 million and RMB786 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

(q)  Short-term investments

Short-term investments consist primarily of investments in fixed deposits with maturities between three months and one year and investments in money market funds or other investments whereby the Company has the intention to redeem within one year. As of March 31, 2015 and 2016, the fixed deposits that were recorded as short-term investments amounted to RMB11,462 million and RMB97 million, respectively. As of the same dates, the Company had certain amounts of short-term investments held in accounts managed by Alipay for a total amount of RMB1,185 million and RMB2,564 million, respectively.

(r)   Loan and VAT receivables

Loan receivables consist primarily of micro loans extended to small and medium size enterprises that are merchants on the Company's marketplaces. VAT receivables mainly represent the advance settlement of relevant VAT refund amounts provided by OneTouch (Note 4(g)) to its customers prior to receiving such VAT refund from tax authorities. Such amounts are recorded at the principal or claimed refund amount less allowance for doubtful accounts relating to micro loans and the VAT receivables, respectively, and include accrued interest receivable as of the balance sheet date. Allowance for doubtful accounts relating to micro loans and VAT receivables represent the Company's best estimate of the losses inherent in the outstanding portfolio of loans and VAT receivables. The credit periods extended by the Company to the merchants related to the micro loans generally range from 7 to 360 days and the collection periods related to the VAT receivables generally range from three to six months. Judgment is required to determine the allowance amounts and whether such amounts are adequate to cover potential bad debts, and periodic reviews are performed to ensure such amounts continue to reflect the best estimate of the losses inherent in the outstanding portfolio of debts. As of March 31, 2015 and 2016, allowance for doubtful accounts relating to VAT receivables amounted to RMB184 million and RMB699 million, respectively. The Company disposed of certain equity interests and assets primarily relating to the micro loan business and related services and upon the completion of the restructuring of Payment Services during the year ended March 31, 2015 (Note 4(b)), accordingly the balances of micro loans and allowance for doubtful accounts relating to micro loans became insignificant since then. For the years ended March 31, 2014, 2015 and 2016, the charge-offs and recoveries in relation to the allowance for doubtful accounts relating to micro loans and VAT receivables were also insignificant.

(s)   Investment securities

The classification of investment securities is based on the Company's intent, which is re-evaluated at each balance sheet date, with respect to those securities. Investment securities classified as trading securities, comprising of listed equity securities and financial derivatives such as warrants and equity swaps used as market access products to invest in listed equity securities in the PRC, are carried at fair value with realized or unrealized gains and losses recorded in the consolidated income statements. The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The maturities of the held-to-maturity securities held by the Company generally range from one to ten years. Other investment securities classified as available-for-sale are carried at fair value with unrealized gains and losses recorded in accumulated other comprehensive income (loss) as a component of shareholders' equity. Realized gains and losses and provision for decline in value judged to be other than temporary, if any, are recognized in the consolidated income statements. In computing realized gains and losses on available-for-sale securities, the Company determines cost based on amounts paid, including direct costs such as commissions to acquire the security, using the average cost method. Other than the above, the Company has applied the fair value option for convertible bonds subscribed. Such fair value option permits the irrevocable fair value option election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument.

The convertible bonds accounted for under the fair value option is carried at fair value with realized or unrealized gains and losses recorded in the consolidated income statements. Interest income is recognized using the effective interest rate method which is reviewed and adjusted periodically based on changes in estimated cash flows. Dividend income is recognized when the right to receive the payment is established.

(t)   Investment in equity investees

Equity investments represent the Company's investments in privately held companies and listed securities. The Company applies the equity method to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 "Investment — Equity Method and Joint Ventures," over which it has significant influence but does not own a majority equity interest or otherwise control.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity's common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity's common stock.

For other equity investments that are not considered as debt securities or equity securities that have readily determinable fair values and over which the Company neither has significant influence nor control through investment in common stock or in-substance common stock, the cost method is used.

Under the equity method, the Company's share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in shareholders' equity. The Company records its share of the results of such equity investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Company's share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

Under the cost method, the Company carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee's post-acquisition profits.

(u)  Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization less any provision required for impairment in value. Depreciation and amortization are computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computer equipment and software	3 - 5 years
Furniture, office and transportation equipment	3 - 5 years
Buildings	20 - 50 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation and amortization of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated income statements.

(v)   Land use rights

Land use rights represent lease prepayments to the local Bureau of Land and Resources. Land use rights are carried at cost less accumulated amortization and impairment losses. Amortization is provided to write off the cost of lease prepayments on a straight-line basis over the period of the right which is 40 - 70 years.

(w)  Intangible assets

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the "contractual-legal" or "separability" criterion. Purchased intangible assets and intangible assets arising from the acquisitions of subsidiaries and VIE subsidiaries are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

User base and customer relationships	2 - 6 years
Trade names, trademarks and domain names	3 - 12 years
Developed technology and patents	2 - 5 years
Licenses and copyrights	1 - 5 years
Non compete agreements	over the contracted term from 2 - 6 years

Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the assets.

(x)   Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company's acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

(y)   Impairment of long-lived assets other than goodwill

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets other than investment in equity investees was recognized for the years ended March 31, 2014, 2015 and 2016.

(z)   Derivatives and hedging

In accordance with ASC 815 "Derivatives and Hedging," all contracts that meet the definition of a derivative should be recognized on the consolidated balance sheets as either assets or liabilities and recorded at fair value. Changes in the fair value of derivatives are either recognized periodically in the consolidated income statements or in other comprehensive income depending on the use of the derivatives and whether it qualifies for hedge accounting and is so designated.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, detailing the particular risk management objective and strategy for the hedge (which includes the item and risk that is being hedged), the derivative that is being used and how hedge effectiveness is being assessed. A derivative has to be effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The effectiveness of the hedging relationship is evaluated on a prospective and retrospective basis using qualitative and quantitative measures of correlation. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include a comparison of the changes in the fair value or discounted cash flow of the hedging instrument to the hedged item. A hedging relationship is considered effective if the results of the hedging instrument are within a ratio of 80% to 125% of the results of the hedged item.

Interest rate swaps

Interest rate swaps designated as hedging instruments to hedge against the cash flows attributable to recognized assets or liabilities or forecast payments may qualify as cash flow hedges. During the year ended March 31, 2014, the Company entered into interest rate swap contracts to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. The effective portion of changes in the fair value of interest rate swaps that are designated and qualify as cash flow hedges is recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in interest and investment income, net in the consolidated income statements. The fair value change of the interest rate swaps not qualified for hedge accounting held by the Company resulted in a gain of RMB102 million and a loss of RMB43 million, which were recognized in interest and investment income, net in the consolidated income statements for the years ended March 31, 2014 and 2015, respectively.

Amounts in accumulated other comprehensive income shall be reclassified into earnings in the same period during which the hedged forecasted transaction affects earnings. Upon the termination of the interest rate swap contracts during the year ended March 31, 2015, the hedging instruments were derecognized from the consolidated balance sheets and accumulated other comprehensive income was recorded in interest and investment income, net resulting in a loss of RMB59 million in the consolidated income statements for the year ended March 31, 2015.

Forward exchange contracts

Forward exchange contracts designated as hedging instruments to hedge against the future changes in currency exposure of net investments in foreign operations may qualify as net investment hedges. During the year ended March 31, 2016, the Company entered into several forward exchange contracts to hedge the foreign currency risk associated with investments in net assets of certain subsidiaries with operations in the PRC of which their functional currencies are RMB. The effective portion of the changes in fair value of the forward exchange contracts that are designated and qualified as net investment hedges is recognized in accumulated other comprehensive income to offset the cumulative translation adjustments related to those subsidiaries. The gain or loss relating to the ineffective portion, which is measured based on changes in forward exchange rates, is recognized immediately in other income, net in the consolidated income statements. Amounts accumulated are removed from accumulated other comprehensive income and recognized in the consolidated income statements upon disposal of those subsidiaries. Once the hedge becomes ineffective, hedge accounting is discontinued prospectively. As of March 31, 2016, forward exchange contracts with fair value of US$40 million (RMB257 million) are qualified and designated as hedging instruments. During the year ended March 31, 2016, the Company recognized a loss of US$46 million (RMB298 million) in other income, net in the consolidated income statement, which was the aggregate of (i) the changes in fair value of the forward exchange contracts not qualified for hedge accounting and (ii) the ineffective portion of the changes in fair value of the forward exchange contracts that are designated and qualified as net investment hedges.

Changes in the fair value of the derivatives not qualified for hedge accounting are reported in the consolidated income statements. The estimated fair value of the derivatives is determined based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

(aa) Bank borrowing and unsecured senior notes

Bank borrowings are recognized initially at fair value, net of upfront fees and other incident fees incurred. Unsecured senior notes are recognized initially at fair value, net of debt discounts or premiums and debt issuance costs. Costs incurred which are directly attributable to the bank borrowings and unsecured senior notes are capitalized and amortized over the estimated term of the facilities using the effective interest method. Upfront fees, debt discount or premium and debt issuance costs are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.

(ab) Merchant deposits

The Company collects deposits representing an annual upfront service fee from merchants on Tmall at the beginning of each calendar year. These deposits are initially recorded as a liability by the Company. Such deposits are refundable to a merchant depending on the level of sales volume that is generated by that merchant on Tmall during the period. If the transaction volume target is not met at the end of each calendar year, the relevant deposits will be non-refundable and such portion of the deposits is recognized as revenue in the consolidated income statements.

(ac) Deferred revenue and customer advances

Deferred revenue and customer advances represent service fees received from customers that relate to services to be provided in the future. Deferred revenue, mainly relating to membership and storefront fees, is stated at the amount of service fees received less the amount previously recognized as revenue upon the provision of the respective services over the terms of the respective service contracts.

(ad) Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

(ae) Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings. The treasury shares account includes 28,245,662 and 24,393,569 ordinary shares issued at par to subsidiaries of the Company for the purpose of certain equity investment plans for management as of March 31, 2015 and 2016, respectively.

(af) Subscription receivables

The Company made available loans to certain employees of the Company and its related companies in order to finance their exercise of share options and subscription for ordinary shares of the Company (Note 13). The participants of all such loans have pledged the ownership of their ordinary shares or restricted shares as security for these loans. For accounting purposes, loans outstanding with respect to the exercise of vested options and share subscription are recorded as subscription receivables in equity. Further, unvested options that were exercised are recorded as other current liabilities and they are transferred to equity upon vesting.

(ag) Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until such reserve has reached 50% of the relevant subsidiary's registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the respective board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended March 31, 2014, 2015 and 2016, appropriations to the general reserve amounted to RMB1,137 million, RMB267 million and RMB529 million, respectively. No appropriations to the enterprise expansion fund and staff welfare and bonus fund have been made by the Company.

(ah) Reclassification of comparative figures

In previous years, loan receivables arising from micro loans extended to small and medium size enterprises are separately presented as "Loan receivables, net" on the consolidated balance sheets. After the Company disposed of certain equity interests and assets primarily relating to the micro loan business and related services upon the completion of the restructuring of Payment Services during the year ended March 31, 2015 (Note 4(b)), the loan receivables balance became insignificant. Accordingly, the Company revised the presentation to report the loan receivables balance under "Prepayments, receivables and other assets." Prior year amounts have been reclassified to maintain consistency with the current year presentation. These reclassifications had no effect on the reported results of operations and net assets. Corresponding reclassifications have also been made to the consolidated statement of cash flows.